Retirement Benefits (Details 8)	12 Months Ended
Dec. 31, 2015
U.S. equities
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Asset allocation ranges, minimum	15.00%
Asset allocation ranges, maximum	35.00%
International equities
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Asset allocation ranges, minimum	10.00%
Asset allocation ranges, maximum	30.00%
Fixed income securities
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Asset allocation ranges, minimum	20.00%
Asset allocation ranges, maximum	55.00%
Alternative investments
Plan Asset Allocation Ranges (Table Amounts) [Abstract]
Asset allocation ranges, minimum	10.00%
Asset allocation ranges, maximum	30.00%